Share-Based Compensation (Schedule of Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,108	$ 3,138	$ 1,940
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	492	339	271
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	520	513	485
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	18	26	87
General and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,078	$ 2,260	$ 1,097